Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests	Bank	Bank Total shareholders' equity	Bank Common shares and participation certificates	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411	39,334	30,386	4,400	24,813		12,328	0		(11,155)	8,948
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		40	44		44					(4)	162	252		252						(90)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(809)								(809)	(875)									(875)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		116								116	240									240
Net income/(loss)		1,696	1,349				1,349			347	1,385	1,041				1,041				344
Total other comprehensive income/(loss), net of tax		(894)	(769)						(769)	(125)	(1,230)	(992)							(992)	(238)
Issuance of common shares		1,930	1,930	4	1,926
Sale of treasury shares		8,355	8,355		(3)			8,358
Repurchase of treasury shares		(8,859)	(8,859)					(8,859)
Share-based compensation, net of tax		1,064	1,064		932			132			889	889		889
Financial instruments indexed to own shares		(9)	(9)		(9)
Dividends on share-based compensation, net of tax											(50)	(50)		(50)
Dividends paid		(1,296)	(1,242)				(231)				(321)	(267)				(267)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(54)										(54)
Changes in redeemable noncontrolling interests, decrease		(7)	(7)		(7)						(7)	(7)		(7)
Change in scope of consolidation, net		(96)								(96)	(96)									(96)
Other		(32)	(32)		(32)						3,452	3,452		3,468		(16)
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786	42,883	34,704	4,400	29,365		13,086	0		(12,147)	8,179
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(22)								(22)	(22)									(22)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,251)	216		216					(2,467)	(5,060)									(5,060)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		438								438	693									693
Net income/(loss)		2,977	2,326				2,326			651	2,642	1,960				1,960				682
Total other comprehensive income/(loss), net of tax		(86)	28						28	(114)	(2,293)	(2,258)							(2,258)	(35)
Cancellation of repurchased shares											(445)	(445)		(445)
Issuance of common shares		4,233	4,233	11	4,222
Sale of treasury shares		10,310	10,310		(50)			10,360
Repurchase of treasury shares		(10,202)	(10,202)					(10,202)
Share-based compensation, net of tax		375	375		213			162			196	196		196
Financial instruments indexed to own shares		(93)	(93)		(93)
Dividends on share-based compensation, net of tax											(87)	(87)		(87)
Dividends paid		(564)	(505)				(236)				(483)	(424)				(424)
Dividends paid out of reserves from capital contributions					(269)
Cash dividends paid to noncontrolling interest holders										(59)										(59)
Changes in redeemable noncontrolling interests, decrease		(13)	(13)		(13)						(13)	(13)		(13)
Change in scope of consolidation, net		(211)								(211)	(211)									(211)
Other		(9)	(9)		(9)						5,832	5,834		5,835		(1)				(2)
Balance at Dec. 31, 2013		47,166	42,164	64	27,853		30,261	(139)	(15,875)	5,002	43,632	39,467	4,400	34,851		14,621	0	[1]	(14,405)	4,165
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership											26	26		26
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(1,905)	238		238					(2,143)	(578)									(578)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	39								39	40									40
Net income/(loss)		2,324	1,875				1,875			449	1,764	1,319				1,319				445
Total other comprehensive income/(loss), net of tax		963	872						872	91	2,350	2,181							2,181	169
Issuance of common shares		297	297		297
Sale of treasury shares		9,394	9,394		(15)			9,409
Repurchase of treasury shares		(10,197)	(10,197)					(10,197)
Share-based compensation, net of tax		630	630		(105)	[4]		735			(61)	(61)		(61)	[5]
Financial instruments indexed to own shares	[6]	(80)	(80)		(80)
Dividends on share-based compensation, net of tax											(44)	(44)		(44)
Dividends paid		(1,252)	(1,230)				(53)				(84)	(63)				(63)
Dividends paid out of reserves from capital contributions	[7]				(1,177)
Cash dividends paid to noncontrolling interest holders										(22)										(21)
Changes in redeemable noncontrolling interests, increase		2	2		2						2	2		2
Change in scope of consolidation, net		(2,378)								(2,378)	(2,477)									(2,477)
Other		(2)	(6)		(6)					4	71	68		68						3
Balance at Dec. 31, 2014		45,001	43,959	64	27,007		32,083	(192)	(15,003)	1,042	44,641	42,895	4,400	34,842		15,877	0	[1]	(12,224)	1,746

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Includes a net tax charge of CHF (70) million from the excess recognized compensation expense over fair value of shares delivered.
[5]	Includes a net tax charge of CHF (69) million from the excess recognized compensation expense over fair value of shares delivered.
[6]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of reserves from capital contributions.